Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk

2. Concentration of Credit Risk

All of the Company’s sales for the period from November 3, 2010 (inception) through November 30, 2012 are attributed to one customer.  All of the related purchases were from one vendor.

2. Concentration of Credit Risk

All of the Company’s sales for the period from November 3, 2010 (inception) through May 31, 2012 are attributed to one customer.  All of the related purchases were from one vendor.